                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 2-99266
                                                               File No. 811-4364

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [     ]
     Pre-Effective Amendment No.                                         [     ]
                                  ----
     Post-Effective Amendment No.  28                                    [  X  ]
                                  ----
                                       AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

     Amendment No. 28
                  ----


                   VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania     19103
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-2923
                                                                  --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 29, 1998
                                                               -----------------

It is proposed that this filing will become effective:

                         immediately upon filing pursuant to paragraph (b)
              -------
                 X       on 12/29/98 pursuant to paragraph (b) of Rule 485
              -------
                         60 days after filing pursuant to paragraph (a)(1)
              -------
                         on (date) pursuant to paragraph (a)(1)
              -------
                         75 days after filing pursuant to paragraph (a)(2)
              -------
                         on (date) pursuant to paragraph (a)(2) of Rule 485
              -------

If appropriate:
                         this post-effective amendment designates a new
              ------- effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------
                   Tax-Free Arizona Intermediate Fund A Class
                   Tax-Free Arizona Intermediate Fund B Class
                   Tax-Free Arizona Intermediate Fund C Class
                  Tax-Free California Intermediate Fund A Class Tax-Free California Intermediate Fund B Class Tax-Free California Intermediate Fund C Class
                   Tax-Free Colorado Intermediate Fund A Class
                   Tax-Free Colorado Intermediate Fund B Class
                   Tax-Free Colorado Intermediate Fund C Class
                  Tax-Free Minnesota Intermediate Fund A Class
                  Tax-Free Minnesota Intermediate Fund B Class
                  Tax-Free Minnesota Intermediate Fund C Class

                             --- C O N T E N T S ---


                   This Post-Effective Amendment No. 28 to Registration File No. 2-99266 includes the following:


               1.  Facing Page

               2.  Contents Page

               3.  Cross-Reference Sheets(1)

               4.  Part A - Prospectus(2)

               5.  Part B - Statement of Additional Information(2)

               6.  Part C - Other Information(2)(3)

               7.  Signatures

(1) This Post-Effective Amendment relates to the Registrant's four series of shares and their classes: Tax-Free Arizona Intermediate Fund - Tax-Free Arizona Intermediate Fund A Class, Tax-Free Arizona Intermediate Fund B Class, Tax-Free Arizona Intermediate Fund C Class; Tax-Free California Intermediate Fund - Tax-Free California Intermediate Fund A Class, Tax-Free California Intermediate Fund B Class, Tax-Free California Intermediate Fund C Class; Tax-Free Colorado Intermediate Fund - Tax-Free Colorado Intermediate Fund A Class, Tax-Free Colorado Intermediate Fund B Class, Tax-Free Colorado Intermediate Fund C Class; and Tax-Free Minnesota Intermediate Fund - Tax-Free Minnesota Intermediate Fund A Class, Tax-Free Minnesota Intermediate Fund B Class Tax-Free Minnesota Intermediate Fund C Class. Shares of each Series are described in a common Prospectus, Statement of Additional Information and Part C.

(2) The Registrant's Prospectus and Statement of Additional Information dated December 29, 1998 are incorporated into this filing by reference to the electronic filing of 1933 Act Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of 1933 Act Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

                              CROSS-REFERENCE SHEET

                                     PART A

  Item No.      Description                                                             Location in Prospectus*
  --------      -----------                                                             ----------------------

     1          Cover Page.................................................                   Cover Page

     2          Synopsis...................................................               Synopsis; Summary
                                                                                              of Expenses

     3          Condensed Financial Information............................              Financial Highlights

     4          General Description of Registrant..........................            Investment Objectives and
                                                                                      Policies; Classes of Shares

     5          Management of the Fund.....................................             Management of the Funds

     6          Capital Stock and Other Securities.........................                  The Delaware
                                                                                       Difference; Dividends and
                                                                                     Distributions; Taxes; Classes
                                                                                               of Shares

     7          Purchase of Securities Being Offered.......................             Cover Page; How to Buy
                                                                                        Shares; Calaculation of
                                                                                     Offering Price and Net Asset
                                                                                      Value Per Share; Management
                                                                                             of the Funds

     8          Redemption or Repurchase...................................               How to Buy Shares;
                                                                                        Redemption and Exchange

     9          Legal Proceedings..........................................                      None


* The Prospectus is included in and hereby incorporated by reference to 1933 Act Post-Effective Amendment No. 22 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART B

                                                                                       Location in Statement of
  Item No.      Description                                                            Additional Information*
  --------      -----------                                                            ------------------------

    10          Cover Page.................................................                   Cover Page

    11          Table of Contents..........................................                Table of Contents

    12          General Information and History............................                  Inapplicable

    13          Investment Objectives and Policy...........................               Investment Policies
                and Restrictions

    14          Management of the Registrant...............................             Officers and Directors

    15          Control Persons and Principal Holders of Securities                     Officers and Directors

    16          Investment Advisory and Other Services.....................             Officers and Directors;
                                                                                         Investment Management
                                                                                      Agreements and Sub-Advisory
                                                                                   Agreements; General Information;
                                                                                         Financial Statements

    17          Brokerage Allocation.......................................         Trading Practices and Brokerage

    18          Capital Stock and Other Securities.........................               Capitalization and
                                                                                         Noncumulative Voting
                                                                                      (under General Information)

    19          Purchase, Redemption and Pricing of Securities
                Being Offered..............................................               Purchasing Shares;
                                                                                      Determining Offering Price
                                                                                         and Net Asset Value;
                                                                                      Redemption and Repurchase;
                                                                                          Exchange Privilege

    20          Tax Status.................................................              Distributions; Taxes

    21          Underwriters...............................................                Purchasing Shares

    22          Calculation of Performance Data............................             Performance Information

    23          Financial Statements.......................................              Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to 1933 Act Post-Effective Amendment No. 22 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART C

  Item No.      Description                                                               Location in Part C
  --------      -----------                                                               ------------------
    24          Financial Statements and Exhibits...................................           Item 24

    25          Persons Controlled by or under Common Control
                with Registrant.....................................................           Item 25

    26          Number of Holders of Securities.....................................           Item 26

    27          Indemnification.....................................................           Item 27

    28          Business and Other Connections of Investment Adviser................           Item 28*

    29          Principal Underwriters..............................................           Item 29*

    30          Location of Accounts and Records....................................           Item 30

    31          Management Services.................................................           Item 31

    32          Undertakings........................................................           Item 32

* Items 28 and 29 to Part C are included in and hereby incorporated by reference to 1933 Act Post-Effective Amendment No. 22 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                                     PART C

                                Other Information



Item 24.            Financial Statements and Exhibits

                    (a)       Financial Statements:

                              Part A     -   Financial Highlights

                             *Part B     -   Statement of Net Assets
                                             Statement of Operations
                                             Statements of Changes in Net Assets
                                             Notes to Financial Statements
                                             Accountant's Report

                    * The financial statements and Accountant's Report listed above relating to Voyageur Intermediate Tax Free Funds, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended August 31, 1998.

                    (b)       Exhibits:

                              (1)     Articles of Incorporation.

                                      (a)      Certificate of Amendment to
                                               Amended and Restated Articles of
                                               Incorporation (November 22, 1993)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 23 filed April 30,
                                               1996.

                                      (b)      Certificate of Designation (April
                                               29, 1994) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No.23
                                               filed April 30, 1996.

                                      (c)      Certificate of Designation
                                               (February 27, 1995) incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 23
                                               filed April 30, 1996.

                                      (d)      Articles of Correction (July 27,
                                               1994) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 23
                                               filed April 30, 1996.

                              (2)     By-Laws. By-Laws, as amended (January 24,
                                      1995) incorporated into this filing by
                                      reference to Post-Effective Amendment No.
                                      23 filed April 30, 1996.

                              (3)     Voting Trust Agreement. Inapplicable.

                              (4) Copies of All Instruments Defining the Rights of Holders.

                                      (a)      Articles of Incorporation and
                                               Articles Supplementary.

PART C - Other Information
(Continued)

                                               (i)     Article VI of Amended and
                                                       Restated Articles of
                                                       Incorporation (November
                                                       22, 1993) incorporated
                                                       into this filing by
                                                       reference to
                                                       Post-Effective Amendment
                                                       No. 23 filed April 30,
                                                       1996.

                                               (ii)    Certificate of
                                                       Designation (April 29,
                                                       1994) incorporated into
                                                       this filing by reference
                                                       to Post-Effective
                                                       Amendment No. 23 filed
                                                       April 30, 1996.

                                               (iii)   Certificate of
                                                       Designation (February 27,
                                                       1995) incorporated into
                                                       this filing by reference
                                                       to Post-Effective
                                                       Amendment No. 23 filed
                                                       April 30, 1996.

                                               (iv)    Articles of Correction
                                                       (July 27, 1994)
                                                       incorporated into this
                                                       filing by reference to
                                                       Post-Effective Amendment
                                                       No. 23 filed April 30,
                                                       1996.

                                      (b)      By-Laws.

                                               (i)     Article II incorporated
                                                       into this filing by
                                                       reference to
                                                       Post-Effective Amendment
                                                       No. 23 filed April 30,
                                                       1996.

                              (5)     Investment Management Agreement.

                                      (a)      Investment Management Agreement
                                               (April 30, 1997) between Voyageur
                                               Fund Managers, Inc. and the
                                               Registrant on behalf of Tax-Free
                                               Arizona Intermediate Fund,
                                               Tax-Free California Intermediate
                                               Fund and Tax-Free Colorado
                                               Intermediate Fund incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 25
                                               filed August 28, 1997.

                                      (b)      Investment Management Agreement
                                               (Arpil 30, 1997) between Voyageur
                                               Fund Managers, Inc. and the
                                               Registrant on behalf of Tax-Free
                                               Minnesota Intermediate Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 25 filed August 28,
                                               1997.

                              (6)     (a)      Distribution Agreement.

                                               (i)     Proposed Distribution
                                                       Agreement (1997) between
                                                       Delaware Distributors,
                                                       L.P. and the Registrant
                                                       on behalf of each Fund
                                                       incorporated into this
                                                       filing by reference to
                                                       Post-Effective Amendment
                                                       No. 25 filed August 28,
                                                       1997.

                                      (b)      Administration and Service
                                               Agreement. Form of Administration
                                               and Service Agreement (as amended
                                               November 1995) (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 25 filed August 28,
                                               1997.

                                      (c)      Dealer's Agreement. Dealer's
                                               Agreement (as amended November
                                               1995) (Module) incorporated into
                                               this filing by reference to
                                               Post-Effective Amendment No. 25
                                               filed August 28, 1997.

PART C - Other Information
(Continued)

                                      (d)      Mutual Fund Agreement for the
                                               Delaware Group of Funds (as
                                               amended November 1995) (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 25 filed August 28,
                                               1997.

                              (7) Bonus, Profit Sharing, Pension Contracts. Inapplicable.

                              (8)     Custodian Agreement.

                                      (a)      Custodian Contract with Norwest
                                               Bank Minnesota N.A. (April 20,
                                               1992) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 23
                                               filed April 30, 1996.

                              (9)     Other Material Contracts.

                                      (a)      Shareholder Services Agreement
                                               (1997) between Delaware Service
                                               Company, Inc. and the Registrant
                                               on behalf of each Fund (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 25 filed August 28,
                                               1997.

                                      (b)      Executed Fund Accounting
                                               Agreement (August 19, 1996)
                                               between Delaware Service Company,
                                               Inc. and the Registrant on behalf
                                               of each Fund (Module)
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 25 filed August 28,
                                               1997.

                                               (i)     Executed Amendment No. 9
                                                       (March 31, 1998) to
                                                       Schedule A to Delaware
                                                       Group of Funds Fund
                                                       Accounting Agreement
                                                       attached as Exhibit.

                                               (ii)    Form of Amendment No. 10
                                                       (1998) to Schedule A to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                                               (iii)   Form of Amendment No. 11
                                                       (1998) to Schedule A to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                                               (iv)    Form of Amendment No. 12
                                                       (1998) to Schedule A to
                                                       Delaware Group of Funds
                                                       Fund Accounting Agreement
                                                       attached as Exhibit.

                             (10) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 26 filed April 29, 1998.

                             (11)     Consent of Auditors.  Attached as Exhibit.

                             (12)     Inapplicable.

                             (13) Letter of Investment Intent incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on September 26, 1985.

                             (14)     Inapplicable.

PART C - Other Information
(Continued)


                             (15) Plans under Rule 12b-1.

                                      (a)      Plan under Rule 12b-1 for Class
                                               A, B and C Shares (1997) of
                                               Voyageur Tax Free Funds, Inc. on
                                               behalf of each Fund incorporated
                                               into this filing by reference to
                                               Post-Effective Amendment No. 23
                                               filed April 30, 1996.


                             (16) Schedules of Computation for each Performance
                                  Quotation.

                                      (a)      Schedules of Computation of Fund
                                               performance for each Fund
                                               incorporated into this filing by
                                               reference to Post-Effective
                                               Amendment No. 23 filed April 30,
                                               1996.

                             (17) Financial Data Schedules. To be filed by Amendment.

                             (18) Plan under Rule 18f-3.

                                      (a)      Plan under Rule 18f-3 (June 19,
                                               1997) incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 26
                                               filed April 29, 1998.

                             (19)              Other: Directors' Power of
                                               Attorney. Incorporated into this
                                               filing by reference to
                                               Post-Effective Amendment No. 26
                                               filed April 29, 1998.

Item 25.            Persons Controlled by or under Common Control with
                    Registrant.  None.

Item 26.            Number of Holders of Securities.

                         (1)                                                                    (2)
                                                                                             Number of
                    Title of Class                                                           Record Holders
                    --------------                                                           --------------

                    Voyageur Intermediate Tax-Free Funds, Inc.
                    Tax-Free Minnesota Intermediate Fund's:

                    Tax-Free Minnesota Intermediate Fund A Shares:
                    Common Stock Par Value                                                   1,396 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free Minnesota Intermediate Fund B Shares:
                    Common Stock Par Value                                                   42 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free Minnesota Intermediate Fund C Shares:
                    Common Stock Par Value                                                   68 Accounts
                    $.01 Per Share                                                           as of September 30, 1998



PART C - Other Information
(Continued)

                         (1)                                                                    (2)
                                                                                             Number of
                    Title of Class                                                           Record Holders
                    --------------                                                           --------------

                    Voyageur Intermediate Tax-Free Funds, Inc.
                    Tax-Free Arizona Intermediate Fund's:

                    Tax-Free Arizona Intermediate Fund Class A Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free Arizona Intermediate Fund Class B Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free Arizona Intermediate Fund Class C Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Voyageur Intermediate Tax-Free Funds, Inc.
                    Tax-Free California Intermediate Fund's:

                    Tax-Free California Intermediate Fund Class A Shares:
                    Common Stock Par Value                                                   1 Account
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free California Intermediate Fund Class B Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free California Intermediate Fund Class C Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Voyageur Intermediate Tax-Free Funds, Inc.
                    Tax-Free Colorado Intermediate Fund's:

                    Tax-Free Colorado Intermediate Fund Class A Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free Colorado Intermediate Fund Class B Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

                    Tax-Free Colorado Intermediate Fund Class C Shares:
                    Common Stock Par Value                                                   0 Accounts
                    $.01 Per Share                                                           as of September 30, 1998

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

PART C - Other Information
(Continued)

Item 28.              Business and Other Connections of Investment Adviser.

                      Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

Item 29.              Principal Underwriters.

                      Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Voyageur Mutual Funds, Inc. filed November 30, 1998.

Item 30.              Location of Accounts and Records.

                      All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.              Management Services.  None.

Item 32.              Undertakings.

                      (a)        Inapplicable.

                      (b)        Inapplicable.

                      (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                      (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 30th day of November, 1998.


                                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS, INC.

                                                        By  /s/ Wayne A. Stork
                                                            ------------------
                                                            Wayne A. Stork
                                                               Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               Signature                                                  Title                                 Date
---------------------------------------                  ----------------------------------------        -----------------
/s/ Wayne A. Stork                                       Chairman of the Board and Director               November 30, 1998
---------------------------------------
Wayne A. Stork
                                                         Executive Vice President/Chief Operating
                                                         Officer/Chief Financial Officer
                                                         (Principal Financial Officer and
/s/ David K. Downes                                      Principal Accounting Officer)                    November 30, 1998
---------------------------------------
David K. Downes

/s/ Walter P. Babich                  *                  Director                                         November 30, 1998
---------------------------------------
Walter P. Babich

/s/ Anthony D. Knerr                  *                  Director                                         November 30, 1998
---------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                      *                  Director                                         November 30, 1998
---------------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth             *                  Director                                         November 30, 1998
---------------------------------------
W. Thacher Longstreth

/s/ Thomas F. Madison                 *                  Director                                         November 30, 1998
---------------------------------------
Thomas F. Madison

/s/ Jeffrey J. Nick                   *                  Director                                         November 30, 1998
---------------------------------------
Jeffrey J. Nick

/s/ Charles E. Peck                   *                  Director                                         November 30, 1998
---------------------------------------
Charles E. Peck

                                                      *By /s/ Wayne A. Stork
                                                          -------------------
                                                          Wayne A. Stork
                                                      as Attorney-in-Fact for
                                                   each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.          Exhibit
-----------          -------

EX-99.B9BI           Executed Amendment No. 9 (March 31, 1998) to Schedule A to
                     Delaware Group of Funds Fund Accounting Agreement

EX-99.B9BII          Form of Amendment No. 10 (1998) to Schedule A to Delaware
                     Group of Funds Fund Accounting Agreement

EX-99.B9BIII         Form of Amendment No. 11 (1998) to Schedule A to Delaware
                     Group of Funds Fund Accounting Agreement

EX-99.B9BIV          Form of Amendment No. 12 (1998) to Schedule A to Delaware
                     Group of Funds Fund Accounting Agreement

EX-99.B11            Consent of Auditors